Accrued and Other Expenses (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Accrued And Other Expenses [Line Items]
Salaries, wages and other compensation, including $332,815 and $503,474 to officers in 2015 and 2014	$ 678,729	$ 835,530
Royalties	190,924	85,256
Professional fees	135,000	85,000
Commissions	37,936	76,173
Other miscellaneous accruals	63,354	4,450
Accrued Liabilities, Current	$ 1,105,943	$ 1,086,399